Income Taxes (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 1,068,082	$ 164,161	¥ 480,905	¥ 150,817
Additions	189,090	29,063	596,944	332,086
Written-off for expiration of net operating losses	(16,421)	(2,524)	(9,767)	(1,998)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	(41,879)	(6,437)	0	0
Balance at the end of the year	¥ 1,198,872	$ 184,263	¥ 1,068,082	¥ 480,905